Cover	Jul. 30, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2021
Entity File Number	001-39708
Entity Registrant Name	OTR Acquisition Corp.
Entity Central Index Key	0001821318
Entity Tax Identification Number	85-2136914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1395 Brickell Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	697-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	OTRAU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	OTRA
Security Exchange Name	NASDAQ
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OTRAW
Security Exchange Name	NASDAQ